Business combination (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of fair value of identifiable assets acquired and liabilities

	Fair value	Fair value
	RMB	USD
Cash	1,091,759	153,641
Other current assets	4,373,975	615,541
Current liabilities	(5,465,734)	(769,182)
Total consideration	-	-